Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	$ 893
As at December 31, 2019	1,325
Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	894
Additions	624
Terminations	(11)
Reclassifications	(8)
Re-measurement	14
Exchange Rate Movements and Other	(21)
As at December 31, 2019	1,492
Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	1
Depreciation	165
Impairment Losses	3
Terminations	(1)
Exchange Rate Movements and Other	(1)
As at December 31, 2019	167
Real estate [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	517
As at December 31, 2019	477
Real estate [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	517
Additions	10
Reclassifications	(8)
Exchange Rate Movements and Other	(10)
As at December 31, 2019	509
Real estate [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	29
Impairment Losses	3
As at December 31, 2019	32
Railcars & Barges [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	63
As at December 31, 2019	440
Railcars & Barges [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	63
Additions	436
Re-measurement	(2)
Exchange Rate Movements and Other	(2)
As at December 31, 2019	495
Railcars & Barges [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	55
As at December 31, 2019	55
Storage Assets [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	292
As at December 31, 2019	391
Storage Assets [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	292
Additions	172
Terminations	(11)
Re-measurement	18
Exchange Rate Movements and Other	(7)
As at December 31, 2019	464
Storage Assets [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	75
Terminations	(1)
Exchange Rate Movements and Other	(1)
As at December 31, 2019	73
Refining Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	12
As at December 31, 2019	7
Refining Equipment [Member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	13
Re-measurement	(2)
Exchange Rate Movements and Other	(1)
As at December 31, 2019	10
Refining Equipment [Member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	1
Depreciation	2
As at December 31, 2019	3
Other assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	9
As at December 31, 2019	10
Other assets [member] | Cost [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance as at January 1, 2019	9
Additions	6
Exchange Rate Movements and Other	(1)
As at December 31, 2019	14
Other assets [member] | Accumulated Depreciation [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	4
As at December 31, 2019	$ 4